Property and Equipment	12 Months Ended
Dec. 31, 2024
Property and Equipment [Abstract]
PROPERTY AND EQUIPMENT

NOTE 7 - PROPERTY AND EQUIPMENT:

Set forth below are the composition of property and equipment and the related accumulated depreciation, grouped by major classifications, as well as the changes therein for the respective years:

	Cost						Accumulated depreciation						Net book value
	Balance at beginning of year	Additions during year	Transfers/ abandonments during year*		Foreign currency translation reserve	Balance at end of year	Balance at beginning of year	Additions during year	abandonments during year		Foreign currency translation reserve	Balance at end of year	Balance at end of year
Composition in 2024:
Land	87	-	-		(16)	71	-	-	-		-	-	71
Plant and equipment	959	-	-		(11)	948	418	80	-		(5)	493	455
Office equipment	33	33	-		1	67	25	7	-		-	32	35
	1,079	33	-		(26)	1,086	443	87	-		(5)	525	561
Composition in 2023:
Land	77	-	-		10	87	-	-	-		-	-	87
Plant and equipment	966	-	-		(7)	959	326	95	-		(3)	418	541
Office equipment	28	6	-		(1)	33	23	3	-		(1)	25	8
	1,071	6	-		2	1,079	349	98	-		(4)	443	636
Composition in 2022:
Land	73	-	-		4	77	-	-	-		-	-	77
Plant and equipment	1,407	-	(310	)*	(131)	966	292	114	(32	)*	(48)	326	640
Office equipment	29	3	-		(3)	28	22	2	-		(1)	23	5
	1,509	3	(310	)*	(130)	1,071	314	116	(32	)*	(49)	349	722

*	Between 2016 and January 2022, the company operated a grid-connected proof-of-concept wave energy array in Gibraltar. On January 20, 2022, the company announced a collaboration agreement with AltaSea, a non-profit that accelerates scientific collaboration and advances an emerging blue economy, at the Port of Los Angeles. On March 2, 2022, the company announced its intent to relocate the energy conversion unit from Gibraltar to AltaSea’s premises in the Port of Los Angeles. Eco Wave Power intends to develop and supply new and upgraded floaters for its planned pilot in AltaSea’s premises, while Gibraltar power station’s floater mechanisms were sent to steel recycling. As a result, the company recorded a one-off loss of $278 in 2022 as a loss on abandonment of fixed assets.

Property and equipment are held by the Company’s subsidiaries.